Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash-settled share-based compensation	$ 81.1	$ 85.2
Other	25.8	9.3
Other liabilities	106.9	94.5
Less current portion	51.8	53.5
Long-term portion	$ 55.1	$ 41.0